Social Security and Other Taxes	12 Months Ended
Dec. 31, 2020
Social Security and Other Taxes
Social Security and Other Taxes

9. Social Security and Other Taxes

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Value added tax	421	557
Wage tax	—	293
	421	850

All receivables are considered short-term and due within one year.